Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventory, Net [Abstract]
INVENTORIES, NET

NOTE 5 — INVENTORIES, NET

Inventories, net consisted of the following:

	As of December 31,
	2023	2022
Raw materials	$434,179	$896,766
Work in progress	1,688,000	1,324,655
Finished goods	227,526	399,022
Subtotal	2,349,705	2,620,443
Reserve for obsolete inventory	-	(6,894)
Total	$2,349,705	$2,613,549

The write-down in the value of inventory was based on the management’s specific analysis of future product cycle and was included in the cost of revenues.